LSA PROVISIONS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)
LSA PROVISIONS
Long service award provisions		Rp 758		$ 59	Rp 852
Long service award expense	Rp 161	Rp 255	Rp 237